COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of product warranty activity
	At December 31,
	2013	2014

Beginning balance	$10,316,650	$20,612,293
Warranty provision	9,842,133	13,076,787
Warranty expense incurred	(49,180)	(1,350,729)
Foreign exchange effect	502,690	(559,986)
Ending balance	$20,612,293	$31,778,365